Net revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Net revenues	¥ 8,761,318	¥ 8,721,175	¥ 8,315,236
Net product revenues
Net revenues
Net revenues	8,449,468	8,341,603	8,086,920
Net product revenues | ZKH platform
Net revenues
Net revenues	7,450,188	7,381,501	7,277,260
Net product revenues | GBB platform
Net revenues
Net revenues	999,280	960,102	809,660
Net service revenues
Net revenues
Net revenues	244,707	307,412	179,508
Net service revenues | ZKH platform
Net revenues
Net revenues	244,707	307,412	179,508
Other revenues
Net revenues
Net revenues	¥ 67,143	¥ 72,160	¥ 48,808